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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Small Cap Value Fund

Schedule of Investments

November 30, 2019 (Unaudited)

COMMON STOCKS - 82.5%	Shares	Value
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. - Class A *	157	$204,742

Consumer Discretionary - 1.9%
Leisure Equipment & Products - 1.7%
Malibu Boats, Inc. - Class A *	28,500	1,126,890

Multiline Retail - 0.2%
Dollar Tree, Inc. *	1,251	114,416

Energy - 25.0%
Energy Equipment & Services - 21.8%
Dawson Geophysical Company *	123,330	278,726
DMC Global, Inc.	150,557	6,939,172
Era Group, Inc. *	249,888	2,391,428
NexTier Oilfield Solutions, Inc. *	50,000	239,500
Patterson-UTI Energy, Inc.	201,860	1,804,628
Pioneer Energy Services Corporation *	955,030	32,185
Transocean Ltd. *	303,270	1,510,285
Valaris plc	230,374	981,393
		14,177,317
Oil, Gas & Consumable Fuels - 3.2%
Centennial Resource Development, Inc. - Class A *	352,705	1,089,859
Parsley Energy, Inc. - Class A	64,130	960,667
		2,050,526
Financials - 1.3%
Capital Markets - 0.5%
Brookfield Asset Management, Inc. - Class A	5,140	300,227

Consumer Finance - 0.2%
Synchrony Financial	3,950	147,770

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B *	1,050	231,315

Insurance - 0.3%
Markel Corporation *	158	179,417

Industrials - 32.4%
Construction & Engineering - 3.3%
Granite Construction, Inc.	82,640	2,128,806

Electrical Equipment - 4.8%
Atkore International Group, Inc. *	75,298	3,141,433

Machinery - 24.1%
Altra Industrial Motion Corporation	111,587	3,667,865
Colfax Corporation *	66,106	2,227,772
Columbus McKinnon Corporation	58,036	2,384,119

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 82.5% (Continued)	Shares	Value
Industrials - 32.4% (Continued)
Machinery - 24.1% (Continued)
Douglas Dynamics, Inc.	4,055	$219,416
Helios Technologies, Inc.	18,190	814,548
Lydall, Inc. *	66,900	1,245,678
Manitowoc Company, Inc. (The) *	163,273	2,612,368
TriMas Corporation *	79,830	2,473,133
		15,644,899
Trading Companies & Distributors - 0.2%
BMC Stock Holdings, Inc. *	3,500	103,635

Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 2.5%
FLIR Systems, Inc.	23,260	1,245,806
Methode Electronics, Inc.	9,960	370,611
		1,616,417
Software - 0.6%
Zix Corporation *	50,000	377,000

Technology Hardware, Storage & Peripherals - 3.7%
AstroNova, Inc.	157,715	2,436,697

Materials - 14.8%
Chemicals - 1.2%
PolyOne Corporation	26,000	819,780

Containers & Packaging - 5.9%
Greif, Inc. - Class A	66,941	2,888,504
WestRock Company	23,115	932,228
		3,820,732
Metals & Mining - 7.7%
Allegheny Technologies, Inc. *	138,045	3,183,318
Carpenter Technology Corporation	17,030	895,267
Comstock Mining, Inc. *	284,167	79,559
Synalloy Corporation *	63,821	825,844
		4,983,988

Total Common Stocks (Cost $63,456,303)		$53,606,007

CLOSED-END FUNDS - 3.5%	Shares	Value
Sprott Physical Gold & Silver Trust * (Cost $2,333,394)	160,290	$2,255,281

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
iShares Russell 2000 ETF (Cost $3,028,965)	20,430	$3,304,961

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS - 9.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.49% (b) (Cost $5,996,269)	5,996,269	$5,996,269

Total Investments at Value - 100.3% (Cost $74,814,931)		$65,162,518

Liabilities in Excess of Other Assets - (0.3%)		(162,333)

Net Assets - 100.0%		$65,000,185

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of November 30, 2019, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund

Schedule of Investments

November 30, 2019 (Unaudited)

COMMON STOCKS - 2.7%	Shares	Value
Energy - 2.7%
Energy Equipment & Services - 2.7%
PHI Group, Inc. * (a) (Cost $1,609,093)	149,912	$1,609,095

CORPORATE BONDS - 47.9%	Par Value	Value
Communication Services - 2.5%
Media - 2.5%
DIRECTV Holdings, LLC, 3.80%, due 03/15/22	$500,000	$518,806
Discovery Communications, Inc., 4.375%, due 06/15/21	600,000	618,816
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	353,461
		1,491,083
Consumer Discretionary - 0.8%
Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	501,875

Consumer Staples - 3.5%
Beverages - 1.2%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	670,048

Food Products - 2.3%
General Mills, Inc., 3.15%, due 12/15/21	1,340,000	1,367,534

Energy - 10.4%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,206,900
Transocean, Inc., 5.80%, due 10/15/22	340,000	326,400
		1,533,300
Oil, Gas & Consumable Fuels - 7.8%
CVR Energy, Inc., 6.50%, due 11/01/22	500,000	506,250
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	507,011
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,735,550
Occidental Petroleum Corporation, 2.70%, due 02/15/23	605,000	608,274
ONEOK Partners, L.P., 3.375%, due 10/01/22	1,185,000	1,214,581
		4,571,666
Financials - 10.2%
Commercial Banks - 6.7%
Bank of America Corporation, 2.40%, due 08/23/24	1,250,000	1,242,257
Wells Fargo & Company,
2.55%, due 12/07/20	2,007,000	2,018,573
4.125%, due 08/15/23	650,000	689,042
		3,949,872

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 47.9% (Continued)	Par Value	Value
Financials - 10.2% (Continued)
Insurance - 1.2%
Enstar Group Ltd., 4.50%, due 03/10/22	$675,000	$698,921

Investment Banking & Brokerage Services - 2.3%
Goldman Sachs Group, Inc., 3.00%, due 04/26/22	1,350,000	1,365,591

Health Care - 2.9%
Health Care Equipment & Supplies - 2.9%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,691,341

Industrials - 2.8%
Auto Parts & Equipment - 0.9%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	504,710

Electrical Equipment - 1.9%
Eaton Corporation, 8.10%, due 08/15/22	1,000,000	1,143,821

Information Technology - 10.2%
Electronic Equipment, Instruments & Components - 2.1%
Corning, Inc., 7.25%, due 08/15/36	500,000	610,537
FLIR Systems, Inc., 3.125%, due 06/15/21	625,000	630,757
		1,241,294
Software - 5.7%
CA, Inc., 5.375%, due 12/01/19	1,315,000	1,315,000
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,394,674
Symantec Corporation, 4.20%, due 09/15/20	665,000	671,484
		3,381,158
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corporation, 2.65%, due 06/01/20	1,390,000	1,388,263

Materials - 1.4%
Chemicals - 1.2%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	700,135

Metals & Mining - 0.2%
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	148,035

Utilities - 3.2%
Electric Utilities - 3.2%
Exelon Generation Company, LLC, 4.00%, due 10/01/20	1,200,000	1,213,720
Southern Company, 2.35%, due 07/01/21	690,000	692,742
		1,906,462

Total Corporate Bonds (Cost $27,874,796)		$28,255,109

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 39.6%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.9%
2.375%, due 01/15/25	$476,735	$528,790

U.S. Treasury Notes - 38.7%
2.000%, due 07/31/20	6,000,000	6,013,125
2.375%, due 12/31/20	6,250,000	6,294,190
1.375%, due 04/30/21	4,000,000	3,983,281
2.750%, due 11/15/23	6,250,000	6,517,578
		22,808,174

Total U.S. Treasury Obligations (Cost $22,899,594)		$23,336,964

MONEY MARKET FUNDS - 2.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.49% (b) (Cost $1,391,078)	1,391,078	$1,391,078

Total Investments at Value - 92.6% (Cost $53,774,561)		$54,592,246

Other Assets in Excess of Liabilities - 7.4%		4,385,528

Net Assets - 100.0%		$58,977,774

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $1,609,095 as of November 30, 2019, representing 2.7% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds

Notes to Schedules of Investments

November 30, 2019 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”), listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Funds are invested in other open-end investment companies, except CEFs and ETFs, that are registered under the Investment Act of 1940, as amended, the Funds’ net asset values (“NAVs”) are calculated based on the NAVs reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2019:

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total
Common Stocks	$53,606,007	$-		$-	$53,606,007
Closed-End Funds	2,255,281	-		-	2,255,281
Exchange-Traded Funds	3,304,961	-		-	3,304,961
Warrants	-	0	*	-	0
Money Market Funds	5,996,269	-		-	5,996,269
Total	$65,162,518	$0		$-	$65,162,518

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$-	$1,609,095	$1,609,095
Corporate Bonds	-	28,255,109	-	28,255,109
U.S. Treasury Obligations	-	23,336,964	-	23,336,964
Money Market Funds	1,391,078	-	-	1,391,078
Total	$1,391,078	$51,592,073	$1,609,095	$54,592,246

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. The CM Advisors Small Cap Value Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

The following is a reconciliation of Level 3 investments held in CM Advisors Fixed Income Fund for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2019:

CM Advisors Fixed Income Fund
Balance as of February 28, 2019	$-
Transfer from Level 2	1,609,095
Balance as of November 30, 2019	$1,609,095

The following table summarizes the valuation techniques used and unobservable inputs developed by the Advisor in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

		Fair Value at 11/30/2019	Valuation Technique	Unobservable Input[1]	Range	Impact to Valuation from an Increase in Input
CM Advisors Fixed Income Fund	Common Stocks	$ 1,609,095	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

[1]	Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2019:

	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$74,827,359	$53,774,594
Gross unrealized appreciation	$11,769,623	$1,027,443
Gross unrealized depreciation	(21,434,464)	(209,791)
Net unrealized appreciation (depreciation)	$(9,664,841)	$817,652

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2019, CM Advisors Small Cap Value Fund had 25.0% and 32.4% of the value of its net assets invested in common stocks within the Energy and Industrials sectors, respectively.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	January 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	January 17, 2020

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Treasurer

Date	January 17, 2020

*	Print the name and title of each signing officer under his or her signature.